TRADE RECEIVABLES, NET - NON-CURRENT AND CURRENT (Schedule of Trade Receivables, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade receivables [Line Items]
Financial assets	$ 5,214,300	$ 5,864,199
Trade receivables
Disclosure of trade receivables [Line Items]
Financial assets	1,539,977	1,562,058
Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	1,497,295	1,515,057
Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Financial assets	42,682	47,001
Gross carrying amount | Guaranteed
Disclosure of trade receivables [Line Items]
Financial assets	678,800	604,467
Gross carrying amount | Guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	647,874	570,821
Gross carrying amount | Guaranteed | Past due
Disclosure of trade receivables [Line Items]
Financial assets	30,926	33,646
Gross carrying amount | Not guaranteed
Disclosure of trade receivables [Line Items]
Financial assets	908,900	1,009,944
Gross carrying amount | Not guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	849,421	944,236
Gross carrying amount | Not guaranteed | Past due
Disclosure of trade receivables [Line Items]
Financial assets	59,479	65,708
Gross carrying amount | Trade receivables
Disclosure of trade receivables [Line Items]
Financial assets	1,587,700	1,614,411
Gross carrying amount | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	1,497,295	1,515,057
Gross carrying amount | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Financial assets	90,405	99,354
Accumulated impairment | Trade receivables
Disclosure of trade receivables [Line Items]
Financial assets	(47,723)	(52,353)
Accumulated impairment | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	0	0
Accumulated impairment | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Financial assets	$ (47,723)	$ (52,353)